Advances, Related Parties (Details Narrative) (USD $)	1 Months Ended	9 Months Ended	10 Months Ended	1 Months Ended	7 Months Ended	9 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2013	Mar. 31, 2013 Anthony Passmore [Member]	Dec. 31, 2013 Anthony Passmore [Member]	Dec. 31, 2013 Anthony Passmore [Member]
Proceeds from notes payable	$ 2,000			$ 2,000
Advances from shareholders		$ 13,535	$ 15,535		$ 15,481	$ 13,535